FINANCIAL INSTRUMENTS - FAIR VALUES AND RISK MANAGEMENT - Schedule of Interest Rate Swaps (Details) $ in Thousands	Jun. 30, 2025 USD ($)
February 2026
Disclosure of detailed information about financial instruments [line items]
Notional Amount	150,000
March 2027
Disclosure of detailed information about financial instruments [line items]
Notional Amount	100,000
March 2027
Disclosure of detailed information about financial instruments [line items]
Notional Amount	50,000
April 2027
Disclosure of detailed information about financial instruments [line items]
Notional Amount	100,000
Fixed Interest Rate | February 2026
Disclosure of detailed information about financial instruments [line items]
Fixed Interest Rate	2.197%
Fixed Interest Rate | March 2027
Disclosure of detailed information about financial instruments [line items]
Fixed Interest Rate	0.975%
Fixed Interest Rate | March 2027
Disclosure of detailed information about financial instruments [line items]
Fixed Interest Rate	0.60%
Fixed Interest Rate | April 2027
Disclosure of detailed information about financial instruments [line items]
Fixed Interest Rate	0.597%
Interest rate swap contract
Disclosure of detailed information about financial instruments [line items]
Notional Amount	400,000